Quarterly Financial Information (Unaudited) - Unaudited Condensed Consolidated Interim Statements of Cash Flows (Details) - GBP (£) £ in Thousands	3 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Jun. 30, 2023	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities
Net loss for the period	£ (30,072)	£ (11,770)	£ (41,842)	£ (59,946)	£ (94,375)	£ (245,224)
Adjustments to cash flows from non-cash items
Depreciation and amortization		990	1,527	2,056	1,772	765
Depreciation on right of use assets		327	495	658	410	177
Finance (income)/costs		(24,193)	(16,073)	(19,341)	(3,174)	(32,498)
Share based payment transactions		7,056	9,280	8,816	23,189	101,608
Income tax credit		(12,984)	(16,600)	(22,661)
Working capital adjustments		(40,574)	(63,213)	(90,418)	(70,705)	(62,225)
Decrease/(increase) in trade and other receivables		802	3,999	3,793	(6,206)	(9,126)
Increase/ (decrease) in trade and other payables		(4,603)	(1,851)	606	(26,803)	43,801
Income taxes received		11,319	11,319	11,319
Net cash flows used in operating activities		(33,056)	(49,746)	(74,700)	(103,714)	(27,550)
Cash flows from investing activities
Decrease/ (increase) in financial assets at amortized cost		59,886	59,886	59,669	(59,250)
Acquisitions of property plant and equipment		(1,304)	(1,601)	(2,102)	(1,436)	(790)
Acquisition of intangible assets		(73)	(159)	(159)	(571)	(2,565)
Interest received		2,337	3,392	3,972
Net cash flows used in investing activities		60,846	61,518	61,380	(62,957)	(3,354)
Cash flows from financing activities
Payments to lease creditors		(349)	(448)	(669)	(484)	(240)
Proceeds from share issuance		180	808	838	7,733
Net cash flows generated from financing activities		(169)	360	169	7,249	244,713
Net (decrease)/increase in cash at bank		27,621	12,132	(13,151)	(159,422)	213,809
Cash at bank as at January 1	89,693	62,927	62,927	62,927	212,660	839
Effect of foreign exchange rate changes		(855)	(896)	(1,096)	9,689	(1,988)
Cash at bank as at December 31	74,163	89,693	74,163	48,680	62,927	£ 212,660
As Reported
Cash flows from operating activities
Net loss for the period	(30,072)	(11,770)	(41,842)
Adjustments to cash flows from non-cash items
Depreciation and amortization		990	1,527
Depreciation on right of use assets		327	495
Finance (income)/costs		(24,193)	(16,073)
Share based payment transactions		7,056	9,280
Working capital adjustments		(27,590)	(46,613)
Decrease/(increase) in trade and other receivables		(863)	(1,282)
Increase/ (decrease) in trade and other payables		(4,603)	(1,851)
Net cash flows used in operating activities		(33,056)	(49,746)
Cash flows from investing activities
Decrease/ (increase) in financial assets at amortized cost		59,886	59,886
Acquisitions of property plant and equipment		(1,304)	(1,601)
Acquisition of intangible assets		(73)	(159)
Interest received		2,337	3,392
Net cash flows used in investing activities		60,846	61,518
Cash flows from financing activities
Payments to lease creditors		(349)	(448)
Proceeds from share issuance		180	808
Net cash flows generated from financing activities		(169)	360
Net (decrease)/increase in cash at bank		27,621	12,132
Cash at bank as at January 1	89,693	62,927	62,927	£ 62,927
Effect of foreign exchange rate changes		(855)	(896)
Cash at bank as at December 31	£ 74,163	89,693	74,163		£ 62,927
Adjustment
Adjustments to cash flows from non-cash items
Income tax credit		(12,984)	(16,600)
Working capital adjustments		(12,984)	(16,600)
Decrease/(increase) in trade and other receivables		1,665	5,281
Income taxes received		£ 11,319	£ 11,319